Schedule of Disaggregated Revenues (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Lease revenue	$ 21,224	$ 7,935
Blockchain award revenue	5,663
Total revenue	$ 26,887	$ 7,935